Segment Information - Summary of Assets by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Trade accounts receivable	$ 318.0	$ 297.0
Property, plant and equipment	1,964.7	2,104.9	$ 2,154.2	$ 2,154.2
Intangible assets	1,898.8	1,882.4	$ 1,664.6	$ 1,664.6	$ 1,405.4
Operating Segment [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	318.0	297.0
Property, plant and equipment	1,964.7	2,104.9
Intangible assets	1,898.8	1,882.4
Total	4,181.5	4,284.3
Commercial Aviation [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	5.8	2.7
Property, plant and equipment	688.8	781.3
Intangible assets	862.5	793.1
Total	1,557.1	1,577.1
Defense and Security [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	111.2	22.9
Property, plant and equipment	295.6	578.4
Intangible assets	11.0	5.7
Total	417.8	607.0
Executive Jets [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	1.3	6.8
Property, plant and equipment	544.0	298.7
Intangible assets	829.0	881.9
Total	1,374.3	1,187.4
Service and support [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	192.2	256.3
Property, plant and equipment	435.6	445.8
Total	627.8	702.1
All Other Segments [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	7.5	8.2
Property, plant and equipment	0.7	0.7
Intangible assets	78.4	64.9
Total	86.6	73.8
Total reportable Segments [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	318.0	296.9
Property, plant and equipment	1,964.7	2,104.9
Intangible assets	1,780.9	1,745.6
Total	4,063.6	4,147.4
Unallocated [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
Intangible assets	117.9	136.8
Total	$ 117.9	$ 136.8